Share based payment arrangements - Narrative (Details)	Jun. 02, 2023 shares	Nov. 23, 2022 EquityInstruments	Nov. 21, 2022 shares	Apr. 12, 2018 EquityInstruments	Apr. 07, 2017 EquityInstruments shares	Jun. 01, 2023 shares
Option Plan 2017
Share based payment arrangements [line items]
Share based compensation, options authorized					372,000
Options granted (in shares) | EquityInstruments				93,000	279,000
Options granted (in percent)				25.00%	75.00%
Vesting period					4 years
Number of consecutive days option may be exercised					90 days
Share price exceeds the exercise price (as a percent)					20.00%
Option Plan 2022
Share based payment arrangements [line items]
Share based compensation, options authorized	541,472		330,671			330,671
Share based compensation, increase in options authorized	210,801
Options granted (in shares) | EquityInstruments		330,669
Vesting period			4 years
Number of consecutive days option may be exercised			90 days
Share price exceeds the exercise price (as a percent)			20.00%